Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
One-time transition tax	$ 0	$ 140	$ 130,802
Provisional transition tax liability			120,800
Rate change	$ 0	0	91,545
Additional tax expense		100
Measurement period adjustment, transition tax		9,600
Transition tax liability		111,200
Tax Credit Carryforward [Line Items]
Valuation allowance		1,775	1,811
Unrecognized tax benefits, income tax penalties and interest accrued		4,100	3,000
Research Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforward		700	700
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		12,200	91,500
Operating loss carryforwards, subject to limitations		12,200	4,300
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		106,700	103,700
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		$ 78,600	$ 100,500